NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities	12 Months Ended
	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls
Cananda [Member] | Oil [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	243.5
Production	(15.8)
Purchases/sales of reserves	(102.2)
Extensions and discoveries	39.3
Proved reserves at December 31, 2012	164.8
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	150.8	201.1
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	14.0	42.4
Cananda [Member] | Natural Gas [Member] | Mmcf [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	1,385.4
Production	(312.9)
Purchases/sales of reserves
Extensions and discoveries	150.3
Proved reserves at December 31, 2012	1,222.8
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1,218.8	1,238.2
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	4.0	147.2
Cananda [Member] | Natural Gas Liquids [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	4.5
Production	(2.1)
Purchases/sales of reserves
Extensions and discoveries	(0.5)
Proved reserves at December 31, 2012	1.9
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1.9	4.5
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves
United States [Member] | Oil [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	100.2
Production	(5.2)
Purchases/sales of reserves
Extensions and discoveries	2.1
Proved reserves at December 31, 2012	97.1
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	32.7	26.4
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	64.5	73.8
Oil [Member] | MBbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	343.6
Production	(21.0)
Purchases/sales of reserves	(102.2)
Extensions and discoveries	41.4
Proved reserves at December 31, 2012	261.9
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	183.5	227.5
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	78.4	116.2
Natural Gas [Member] | Mmcf [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	1,385.4
Production	(312.9)
Purchases/sales of reserves
Extensions and discoveries	150.3
Proved reserves at December 31, 2012	1,222.8
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1,218.8	1,238.2
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	4.0	147.2
Natural Gas Liquids [Member] | Bbls [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	4.5
Production	(2.1)
Purchases/sales of reserves
Extensions and discoveries	(0.5)
Proved reserves at December 31, 2012	1.9
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	1.9	4.5
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves
MBoe [Member]
Reserve Quantities [Line Items]
Proved reserves at December 31, 2011	579.1
Production	(75.3)
Purchases/sales of reserves	(102.2)
Extensions and discoveries	66.0
Proved reserves at December 31, 2012	467.6
PROVED DEVELOPED RESERVES:
Proved Developed Reserves	388.5	438.4
PROVED UNDEVELOPED RESERVES:
Proved Undeveloped Reserves	79.1	140.7